Emergence From Chapter Eleven - Additional Information (Detail) (USD $)	1 Months Ended								1 Months Ended	9 Months Ended		1 Months Ended	9 Months Ended		1 Months Ended
	Feb. 24, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 22, 2004	Sep. 30, 2012 Common Class A [Member]	Feb. 24, 2012 Common Class A [Member]	Dec. 31, 2011 Common Class A [Member]	Feb. 24, 2012 Common Class B [Member]	Sep. 30, 2012 Common Class B [Member]	Dec. 31, 2011 Common Class B [Member]	Feb. 24, 2012 Common Class C [Member]	Sep. 30, 2012 Common Class C [Member]	Dec. 31, 2011 Common Class C [Member]	Feb. 24, 2012 Second Lien Notes
Emergence From Chapter Eleven [Line Items]
Issuance of common stock						44,793,255	44,793,255	44,793,255	31,464,548	31,464,548	31,464,548	12,966,366	12,966,366	16,110,366
Common stock par value per share	$ 0.01		$ 0.01	$ 0.01		$ 0.01	$ 0.01		$ 0.01	$ 0.01		$ 0.01	$ 0.01
Aggregate principal amount of senior secured notes			$ 489,483,000	$ 489,190,000											$ 75,000,000
Interest rate of senior note					7.625%										12.00%
Secured note maturity date															2017
Aggregate cash consideration									25,000,000	25,000,000		60,000,000	10,000,000
Warrants to purchase common stock, issued		15,737,294							15,737,294	15,737,294	15,737,294
Issuance of Convertible Preferred Stock	64,831,831
Convertible preferred stock issuance at par value	$ 0.01
Cash consideration of preferred stock	50,000,000
Cash consideration of common stock												$ 10,000,000
Issuance of additional common stock												3,144,000	3,144,000